RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

20. RELATED PARTY BALANCES AND TRANSACTIONS

Related party balances

The amount due from related parties of $5,834 as of December 31, 2020 consists of (i) trade receivables of $3,364, $195 and $2,123 respectively for modules sales to Salgueiro I Renewable Energy S.A., Salgueiro II Renewable Energy S.A., Jaíba 4 Energias Renováveis S.A., each the Company’s 20% owned affiliate, (ii) a cash funding of $16 to Pilipinas Newton Energy Corp, the Company’s 40% owned affiliate, and (iii) a $136 receivable for asset management service provided to CSIF, the Company’s 14.66% owned affiliate. No amount was due as of December 31, 2020.

The amount due to related parties of $314 as of December 31, 2020 consists of (i) a trade advance of $104 from Salgueiro III Renewable Energy S.A., the Company’s 20% owned affiliate and (ii) a payable of $210 for material purchased from Luoyang Jiwa New Material Technology Co., Ltd., the Company’s 20% owned affiliate.

20. RELATED PARTY BALANCES AND TRANSACTIONS (Continued)

Related party balances (Continued)

Guarantees and loans

Dr. Shawn Qu fully guaranteed loan facilities from two Chinese banks of RMB1,270 million ($185,045), RMB1,420 million ($203,549) and RMB135 million ($20,648) in 2018, 2019 and 2020, respectively. Amounts drawn down under the facilities as of December 31, 2018, 2019 and 2020 were $155,956, $82,937 and nil, respectively.

The Company granted 83,805, 26,691 and 26,073 restricted share units to Dr. Shawn Qu in 2018, 2019 and 2020, respectively, on account of his having guaranteed these loan facilities.

Sales and purchase contracts with affiliates

In 2019 and 2020, the Company sold three and two solar power projects to CSIF, the Company’s 14.66% owned affiliate in Japan, respectively, in the amount of JPY5,889,000 ($53,874) and JPY888,000 ($8,392), respectively, recorded in revenue.

In 2018, the Company sold 5 solar power projects to CSIF, the Company’s 14.66% owned affiliate in Japan, in the amount of JPY12,276,404 ($109,597) recorded in revenue, and JPY89,238 ($836) recorded in other operating income, respectively.

In 2018, 2019 and 2020, the Company provided asset management service to CSIF in the amount of JPY247,341 ($2,210), JPY 281,094 ($2,573) and JPY394,506 ($3,723), respectively.

In 2018, 2019 and 2020, the Company provided O&M service to CSIF in the amount of JPY122,529 ($1,105), JPY 223,598 ($2,052) and JPY805,021 ($7,564), respectively.

In 2020, the Company sold modules to Salgueiro I Renewable Energy S.A., Salgueiro II Renewable Energy S.A. and Salgueiro III Renewable Energy S.A., each the Company’s 20% owned affiliate in Brazil, in the amounts of $11,636, $9,996 and $9,403, respectively.

In 2020, the Company sold modules to Jaiba 3 Renewable Energy S.A., Jaiba 4 Renewable Energy S.A. and Jaiba 9 Renewable Energy S.A., each the Company’s 20% owned affiliate in Brazil, in the amounts of $5,971, $3,696 and $1,372, respectively.

In 2018 and 2019, the Company sold solar power products to ET Solutions South Africa 1 Pty, the Company’s 49% owned affiliate in South Africa in the amount of RMB45,407 ($6,859) and ZAR586,832 ($40,970), respectively.

In 2019 and 2020, Company purchased raw materials from Luoyang Jiwa New Material Technology Co., Ltd., the Company’s 20% owned affiliate, in the amount of RMB18,124 ($2,584) and RMB31,388 ($4,545), respectively.

In 2020, the Company provided EPC services to Lavras Solar Holding S.A., the Company’s 20% owned affiliate in Brazil, in the amount of BRL5,061 ($974).

20. RELATED PARTY BALANCES AND TRANSACTIONS (Continued)

Sales and purchase contracts with affiliates (Continued)

In 2018 and 2019, the Company purchased raw materials from Suzhou iSilver Materials Co., Ltd, the Company’s former 14.63% owned affiliate in PRC, in the amount of RMB512,154 ($74,490) and RMB350,590 ($50,359), respectively. In December 2020, the Company fully disposed of its ownership of Suzhou iSilver Materials Co., Ltd to an unrelated third party. From January 1, 2020 through the date of disposal, the Company purchased raw materials in the amount of RMB168,032 ($24,301) from this former affiliate.

In 2018 and 2019, the Company purchased equipment from Suzhou Kzone Equipment Technology Co., Ltd, the Company’s former 32% owned affiliate in PRC, in the amount of RMB41,635 ($6,056) and RMB61,174 ($8,787), respectively. In July 2020, the Company fully disposed of its ownership of Suzhou Kzone Equipment Technology Co., Ltd to an unrelated third party. From January 1, 2020 through the date of disposal, the Company purchased raw materials in the amount of RMB7,381 ($1,048) from this former affiliate.